Average Annual Total Returns	12 Months Ended	14 Months Ended
	Dec. 31, 2024	Dec. 31, 2024 [1]
S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	25.02%	32.18%
Brendan Wood TopGun ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent	20.93%	30.68%
Brendan Wood TopGun ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	20.86%	30.52%
Brendan Wood TopGun ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	12.44%	23.44%

[1]	The Fund commenced operations on November 9, 2023.